ROCHDALE ATLAS PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                                   (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   U.S. Treasury Bill (10/08/98, Yield 1.014%,
     Face Value $54,000, Cost $53,990)                        $53,990
   Cash                                                           760
   Deferred organization expense                               30,275
                                                              -------
   TOTAL ASSETS                                                85,025
                                                              -------
Liabilities
   Payables                                                        --
   Due to advisor                                              30,275
                                                              -------
   TOTAL LIABILITIES                                           30,275
                                                              -------

NET ASSETS                                                    $54,750
                                                              =======
COMPOSITION OF NET ASSETS
   Paid-in capital                                            $54,750
   Undistributed net investment income                             --
   Accumulated net realized gains                                  --
   Net unrealized appreciation                                     --
                                                              -------

NET ASSETS                                                    $54,750
                                                              =======
   Number of shares, $0.01 par value, issued
     and outstanding (unlimited shares authorized)              2,190
                                                              =======

NET ASSET VALUE PER SHARE                                     $ 25.00
                                                              =======


                        See Notes to Financial Statements

                            ROCHDALE ATLAS PORTFOLIO
                            STATEMENT OF OPERATIONS
      FOR THE PERIOD FROM JUNE 29, 1998* TO SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
INCOME
  Dividend income                                                $   --
  Interest income                                                    --
                                                                 ------
  Total income                                                       --
                                                                 ------
EXPENSES
  Amortization of deferred organizational costs                   1,082
                                                                 ------
  Total expenses                                                  1,082
  Less: waiver                                                    1,082
                                                                 ------
  Net expenses                                                       --

  NET INVESTMENT INCOME                                              --
                                                                 ------
REALIZED AND UNREALIZED GAINS (LOSSES)
  Net realized gain (loss):
    Investments                                                      --
    Foreign currency transactions                                    --
                                                                 ------
      Net realized gain (loss)
  Net unrealized appreciation on:
    Investments                                                      --
    Foreign currency transactions                                    --
                                                                 ------
      Net unrealized appreciation                                    --
                                                                 ------
  NET REALIZED AND UNREALIZED GAINS                                  --
                                                                 ------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                      $   --
                                                                 ======
----------
* Inception


                        See Notes to Financial Statements

                            ROCHDALE ATLAS PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                                   (Unaudited)
--------------------------------------------------------------------------------

                                                         FOR THE PERIOD FROM
                                                         6/29/98* TO 9/30/98
                                                         -------------------
Increase (Decrease) in Net Assets
  Operations:
  Net investment income                                         $    --
  Net realized gain (loss)                                           --
  Net unrealized appreciation (depreciation)                         --
                                                                -------
  NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS              --
                                                                -------
  Distributions to shareholders:
        From net investment income                                   --
        From net realized gains                                      --
                                                                -------
  TOTAL DISTRIBUTIONS                                                --
                                                                -------
  Fund share transactions:
        Proceeds from shares sold                                54,750
        Net asset value of shares issued on reinvestment
          of distributions                                           --
        reinvestment of distributions
        Cost of shares redeemed                                      --
                                                                -------

  NET INCREASE FROM FUND SHARE TRANSACTIONS                      54,750
                                                                -------
  NET INCREASE IN NET ASSETS                                     54,750
                                                                -------
NET ASSETS
    Beginning of period                                              --
                                                                -------

  END OF PERIOD                                                 $54,750
                                                                =======

  CHANGE IN SHARES
    Shares sold                                                   2,190
    Shares issued on reinvestment of distributions                   --
    Shares redeemed                                                  --

    NET INCREASE                                                  2,190
                                                                =======
----------
*  Inception

                        See Notes to Financial Statements

                            ROCHDALE MAGNA PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1998
                                   (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  U.S. Treasury Bill (10/08/98, Yield 1.00%,
    Face Value $51,000, Cost $50,990)                          $50,990
  Cash                                                             760
  Deferred organization expenses                                30,275
                                                               -------
       TOTAL ASSETS                                             82,025
                                                               -------
  Liabilities
  Payables                                                          --
  Due to advisor                                                30,275
                                                               -------
       TOTAL LIABILITIES                                        30,275
                                                               -------

  Net Assets                                                   $51,750
                                                               =======
COMPOSITION OF NET ASSETS
  Paid-in capital                                              $51,750
  Undistributed net investment income                               --
  Accumulated net realized gains                                    --
  Net unrealized appreciation                                       --
                                                               -------
NET ASSETS                                                     $51,750
                                                               =======
  Number of shares, $0.01 par value, issued
  and outstanding (unlimited shares authorized)                  2,070
                                                               =======

NET ASSET VALUE PER SHARE                                      $ 25.00
                                                               =======


                        See Notes to Financial Statements

                            ROCHDALE MAGNA PORTFOLIO
                            STATEMENT OF OPERATIONS
      FOR THE PERIOD FROM JUNE 29, 1998* TO SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  INCOME
    Dividend income                                           $   --
    Interest income                                               --
                                                              ------
  Total income                                                    --
                                                              ------
EXPENSES
  Amortization of deferred organizational costs                1,082
                                                              ------
  Total expenses                                               1,082
  Less: waiver                                                 1,082
                                                              ------
  Net expenses                                                    --
                                                              ------

  NET INVESTMENT INCOME                                           --
                                                              ------
REALIZED AND UNREALIZED GAINS (LOSSES)
  Net realized gain (loss):
    Investments                                                   --
    Foreign currency transactions                                 --
                                                              ------
       Net realized gain (loss)
  Net unrealized appreciation on:
    Investments                                                   --
    Foreign currency transactions                                 --
                                                              ------
       Net unrealized appreciation                                --
                                                              ------
  NET REALIZED AND UNREALIZED GAINS                               --
                                                              ------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                   $   --
                                                              ======
----------
* Inception

                        See Notes to Financial Statements

                            ROCHDALE MAGNA PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                                  (Unaudited)


                                                         FOR THE PERIOD FROM
                                                         6/29/98* TO 9/30/98
                                                         -------------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income                                         $    --
  Net realized gain (loss)                                           --
  Net unrealized appreciation (depreciation)                         --
                                                                -------

  NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS              --
                                                                -------
  Distributions to shareholders:
    From net investment income                                       --
    From net realized gains                                          --
                                                                -------
  TOTAL DISTRIBUTIONS                                                --
                                                                -------
  Fund share transactions:
    Proceeds from shares sold                                    51,750
    Net asset value of shares issued on reinvestment
       of distributions                                              --
    Cost of shares redeemed                                          --
                                                                -------
  NET INCREASE FROM FUND SHARE TRANSACTIONS                      51,750


  NET INCREASE IN NET ASSETS                                     51,750
                                                                -------
NET ASSETS
  Beginning of period                                                --
                                                                -------
  END OF PERIOD                                                 $51,750
                                                                =======
CHANGE IN SHARES
  Shares sold                                                     2,070
  Shares issued on reinvestment of distributions                     --
  Shares redeemed                                                    --
                                                                -------
  NET INCREASE                                                    2,070
                                                                =======
----------
* Inception

                        See Notes to Financial Statements

                            ROCHDALE INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS  AT SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

     Rochdale Atlas Portfolio and Rochdale Magna Portfolio (the "Portfolios") are diversified series of shares of beneficial interest of Rochdale Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The investment objective of the Trust is to attain long-term total returns. The Atlas Portfolio seeks to achieve its objective by investing primarily in equity securities of foreign developed and emerging markets as identified through Rochdale's proprietary methodology incorporating valuation, financial, economic, and political attributes. The Magna Portfolio seeks to achieve its objective of long -term capital appreciation by investing primarily in securities of companies that meet the fundamental criteria incorporated in the proprietary methodology of Rochdale Investment Management ("Rochdale" or the "Advisor"), including various valuation and financial attributes.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with generally accepted accounting principles.

     A. Security Valuation. In valuing the Portfolios' assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or NASDAQ are valued at the last sale price on the business day as of which such values is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Portfolios are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

     B. Federal Income Taxes. The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Portfolios are accreted and amortized to maturity using the effective interest method. Realized gains and losses on securities sold are determined under the identified cost method.

                            ROCHDALE INVESTMENT TRUST

--------------------------------------------------------------------------------

     D. Deferred Organization Costs. All of the expenses incurred by the Advisor in connection with the organization and registration of the Portfolios' shares will be borne by the Portfolios and are being amortized to expense on a straight-line basis over a period of five years.

     E. Foreign Currency. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

     F. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Rochdale Investment Management Inc. (the "Advisor") will provided the Portfolios with investment management services under an Investment Advisory Agreement. The Advisor will furnish all investment advice, office space, facilities, and most of the personnel needed by the Trust. As compensation for its services, the Advisor will be entitled to a monthly fee at the annual rate of 1.00% from each Portfolio based upon the average daily net assets of each Portfolio.

     The Portfolios are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to them by the Portfolios to the extent necessary to limit each Portfolio's aggregate annual operating expenses to 2.50%, and 2.75% of average net assets for the Magna and Atlas Portfolios, respectively. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Portfolios' obligation may be subject to reimbursement by the Portfolios within the following three years, provided the Portfolios are able to effect such reimbursement and remain in compliance with applicable limitations. Through October 31, 1998, the Advisor has voluntarily waived all expenses of the Portfolios.

     Investment Company Administration Corporation (the "Administrator") acts as the Trust's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Portfolios; prepares reports and materials to be supplied to the trustees;

                            ROCHDALE INVESTMENT TRUST

--------------------------------------------------------------------------------

monitors the activities of the Portfolios' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee from each Portfolio at a rate of .10% annually of average net assets, with a minimum annual fee per Portfolio of $40,000.

     Rochdale Investment Management, Inc., the Adviser, also acts as the Portfolios' principal underwriter in a continuous public offering of the Portfolios' shares.

     Certain officers and trustees of the Trust are also officers and/or directors of the Advisor or Administrator.

NOTE 4 - DISTRIBUTION PLAN

     The Portfolios have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1. The Plan provides that the Portfolios may pay for distribution and related expenses of up to an annual rate of 0.25% of each Portfolio's average net assets to Rochdale as distributor. Rochdale does not expect to assess a 12b-1 fee during the first year of each Portfolio's operations.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     For the period ended September 30, 1998 the Magna and the Atlas Portfolios purchased U.S. Government and Government Agency obligations, with a cost of $50,990 and $53,990, respectively.